SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

All of the Company's revenues are generated in U.S. dollars ("Dollar"). In addition, the majority of the Company's costs and financing are in Dollars. The Company's management believes that the Dollar is the currency of the primary economic environment in which the Company and its subsidiaries have operated and expect to continue to operate in the foreseeable future. Therefore, the functional currency of the Company and its subsidiaries is the Dollar.

The Company and its subsidiaries' transactions and balances denominated in Dollars are presented at their original amounts. Non-Dollar transactions and balances have been remeasured to Dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-Dollar currencies are reflected in the Consolidated Statement of Comprehensive Loss as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned U.S. Subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
  Cash equivalents are short-term unrestricted, highly-liquid investments that are readily convertible to cash, with original maturities of three months or less at acquisition.

Restricted cash
e.	Restricted cash:
  Restricted cash is invested in a bank deposit, which is pledged in favor of the bank that provides guarantees to the Company.

Short-term bank deposits
f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months at acquisition but less than one year at balance sheet date. The short-term bank deposits are presented at their cost which approximates its market value.

Business Combinations
g.	Business Combinations:

The Company applies ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquired entity at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Property and equipment, net
h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computer equipment	33
Office furniture and laboratory equipment	7 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Impairment of long-lived assets
i.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2015 and 2014, no impairment losses have been identified.

Discontinued operation
j.	Discontinued operations:

According to ASC 360, "Property, Plant, and Equipment" and ASC 205, "Presentation of Financial Statements" when a component of an entity, as defined in ASC 360, has been disposed of, the results of its operations, including the gain or loss on its disposal should be classified as discontinued operations when the operations and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

Revenue recognition
k.	Revenue recognition:

The Company generates its revenues mainly from diagnosing patient tissue received from private patients or third-party distributors. The Company performs the diagnostic testing in its labs in the U.S. Additionally, the Company generates revenues from research and development services provided to, and licensing agreement with, third parties.

Revenues from sales of the Company's diagnostic services are recognized in accordance with ASC 605, "Revenue Recognition", when (1) persuasive evidence of an agreement exists, (2) delivery of the test result has occurred or services have been rendered, (3) the vendor's fee is fixed or determinable, and (4) no further obligation exists and collectability is probable.

Criterion (1) is satisfied upon receiving a test requisition form which is an evidence of medical necessity of the test ordered for the patients in order to bill the relevant payers. Criterion (2) is satisfied when the Company performs the test and delivers a report to the physician, or makes the patient report available to the patient. Determinations of criteria (3) and (4) are based on management’s judgments regarding whether the fee charged for products or services delivered is fixed or determinable, and the collectability of those fees under any contract or arrangement is probable. The Company assesses whether the fee is fixed or determinable based on the nature of the fee charged for the services delivered and existing contractual arrangements.

The Company’s specialized diagnostic services are performed based on a written test requisition form or electronic equivalent and revenues are recognized once the diagnostic services have been performed, and the results have been delivered to the ordering physician. These diagnostic services are billed to various payers, including Medicare, commercial insurance companies, other directly billed healthcare institutions such as hospitals and clinics, and individuals. The Company reports revenues from contracted payers, including Medicare, certain insurance companies and certain healthcare institutions, based on the contractual rate, or in the case of Medicare, published fee schedules. The Company reports revenues from non-contracted payers, including certain insurance companies and individuals, based on the amount expected to be collected. The difference between the amount billed and the amount estimated to be collected from non-contracted payers is recorded as a contractual allowance to arrive at the reported net revenues. The expected revenues from non-contracted payers are based on the historical collection data (which such historical collection data is readily available and reliable) of each payer or payer group, as appropriate, and used for estimating the amount of reduction in gross revenues. The Company regularly reviews its historical collection experience for non-contracted payers and adjusts its expected revenues for current and subsequent periods accordingly.

Revenues from licensed technology are recorded in accordance with the contract terms, when revenues can be reliably measured and collection of the funds is reasonably assured.

On December 31, 2015, the Company entered into a Patent License Agreement (the “Agreement”) with Mirna Therapeutics (“Mirna”) for a worldwide sublicense to the Company’s patents related to therapeutics uses of certain microRNA technologies (the “Licensed Patents”). Under the terms of the agreement, the Company received an upfront payment of $1,600 from Mirna, which was received on January 4, 2016, and the Company is eligible for low single-digit royalties on product sales and potential milestone payments (to be performed by Mirna) and sublicense fees. The sublicensed patents are jointly owned by YEDA Research and Development Company Ltd. (“YEDA”), the commercial arm of the Weizmann Institute of Science, and the Company. As such, YEDA is entitled to a portion of these and other proceeds the Company may receive under the agreement with Mirna. The term of the agreement is for the life of the licensed patents. Mirna may terminate the agreement without cause, and, in certain cases, may be subject to significant termination fees.

As of December 31, 2015, the effective date of the Agreement, Mirna has the right to use the Licensed Patents, and accordingly, revenues of $1,600 have been recorded in the Consolidated Statements of Comprehensive Loss associated with the above transaction. The Company has no continuing involvement or other obligations to Mirna regarding the Licensed Patents.

The additional potential milestones payments and royalties will be recognized upon the achievement of future events by Mirna, in accordance with ASC 450-30-25, "Gain Contingencies". As of December 31, 2015, no milestones were achieved, or royalty payments were made, by Mirna.

Revenues from research and development services to third parties are recognized in accordance with ASC topic 605-10, "Revenue recognition", when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no future obligation exists and collectability is probable.

Deferred revenue includes unearned amounts received in its arrangements, and amounts received from customers but not recognized as revenues due to the fact that these transactions did not meet the revenue recognition criteria. During 2014, the Company recognized its deferred revenue since no further performance obligation existed.

Research and development expenses, net
l.	Research and development expenses, net:

Research and development expenses consist of costs of salaries and related expenses, various activities related to intellectual property, research materials and supplies, and equipment depreciation. All such costs are expensed as incurred.

Royalty-bearing grants from the Bi-national Industrial Research and Development Foundation ("BIRD") and from the Chief Scientist of Israel's Ministry of Economy ("the OCS") for funding approved research and development projects, are recognized at the time the Company is entitled to such grants, on the basis of the research and development expenses incurred. Such Royalty-bearing grants arrangements are presented as a reduction from research and development expenses in the consolidated statements of comprehensive loss in an amount of $197, $292, and $206, in the years 2015, 2014 and 2013, respectively.

Accounting for share-based compensation
m.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Share Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, directors and non-employees. ASC 505-50, "Equity-Based Payments to Non-Employees", requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair-value method for its share-option awards and values restricted share units based on the market value of the underlying shares at the date of grant. The Company estimates the fair value of share options granted with the following assumptions:

	Year ended December 31,
	2015	2014	2013

Dividend yield	0%	0%	0%
Expected volatility	116-126%	113-125%	116-131%
Risk-free interest	1.74-1.96%	1.62-2.27%	1.13-1.75%
Expected life	4.5-6.25 years	4.5-6.25 years	4.5-6.25 years

The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay cash dividends in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company's share.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company's options.

The Company determined the expected life of the options according to the simplified method, average of vesting and the contractual term of the Company's stock options.

The Company applies ASC 505 with respect to options and warrants issued to non-employees. ASC 505 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Basic and diluted net loss per share
n.	Basic and diluted net loss per share:

Basic and diluted loss per Ordinary Share are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic loss per Ordinary Share is computed by dividing net loss for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted loss per Ordinary Share is computed by dividing net loss for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury share method.

For the years ended December 31, 2015, 2014 and 2013, all outstanding options, RSUs, and warrants, if any, have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

Income taxes
o.	Income taxes:

The Company account for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provide a valuation allowance to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2015 and 2014, no liability for unrecognized tax benefits was recorded, as a result of the implementation of ASC 740.

Severance pay
p.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company's Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company's contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

The Company's Israeli employees are included under Section 14 of the Israeli Severance Compensation Law ("Section 14"). Under Section 14, the Company's monthly deposits, at a rate of 8.33% of such employees' monthly salary, are made on their behalf with insurance companies on account of severance pay. Payments in accordance with Section 14 release the Israeli companies from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Severance expenses for the years ended December 31, 2015, 2014, and 2013 were $102, $116, and $107, respectively.

Rosetta Inc., and CynoGen have a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute to the plan. The plan provides a 3% safe-harbor contribution up to the employee’s eligible compensation. In the years 2015, 2014 and 2013, the Company recorded an expense for matching contributions in the amount of $180, $112 and $65, respectively.

Concentrations of credit risk
q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits, trade receivables and other accounts receivable.

The Company’s cash and cash equivalents are deposited mainly in Dollars with major banks in Israel, the UK and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

Trade receivables are recorded from two primary payors: Medicare and third party/private payors (“Private Payors”), all located mainly in the United States.  Trade receivables are recorded at contractual rates (or published rates for Medicare) less an allowance for contractual rates adjustment, based on reporting models utilizing historical cash collection percentages and updated for current effective reimbursement factors.  Management performs ongoing valuations of trade receivable balances based on management’s evaluation of historical collection experience and industry trends. Concentration of credit risk with respect to trade receivables is also limited by credit limits, ongoing credit evaluation and account monitoring procedures.

The Company has no significant off balance sheet concentrations of credit risk

Fair value of financial instruments
r.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, restricted cash, short-term bank deposits, accounts receivable, other accounts receivables, trade payables and other account payable and accruals, approximate fair value because of their generally short-term maturities.

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 –	quoted prices in active markets for identical assets or liabilities;

Level 2 –
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 –	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its warrants at fair value each reporting period until they will be exercised or expired, with changes in the fair values being recognized in the Company's Statement of Comprehensive Loss as financial income or expense.

Recent Accounting Pronouncements
s.	Recent Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board (FASB) issued guidance on revenue from contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. The guidance is effective for the interim and annual periods beginning on or after December 15, 2017 (early adoption is permitted for the interim and annual periods beginning on or after December 15, 2016). The guidance permits the use of either a retrospective or cumulative effect transition method. The Company is currently evaluating the impact of the guidance on its consolidated financial statements.

In September 2015, the FASB issued guidance on current accounting for measurement-period adjustments. The new guidance requires entities to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. Measurement period adjustments were previously required to be retrospectively adjusted as of the acquisition date. The provisions of this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 (early adoption is permitted), and should be applied prospectively. The Company is currently evaluating the impact of the guidance on its consolidated financial statements.

In November 2015, the FASB issued guidance on balance sheet classification of deferred taxes. The new guidance requires entities to present all deferred tax assets and liabilities, along with any related valuation allowance, as non-current on the balance sheet. The guidance is effective for interim and annual periods beginning after December 15, 2016 (early adoption is permitted).The Company believes this guidance will not have significant effect on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases (ASC 842)”, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The ASU is expected to impact the Company's consolidated financial statements as the Company has certain operating lease arrangements. ASC 842 supersedes the previous leases standard, ASC 840 Leases. The standard is effective on January 1, 2019, with early adoption permitted. The Company is in the process of evaluating the impact of this new guidance.